Note 6 - Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	2015	2014
Change in projected benefit obligation:
Benefit obligation at beginning of year	$24,975,342	$21,315,600
Service cost	-	-
Interest cost	890,263	1,045,055
Actuarial (gain) loss	(5,930)	3,687,960
Benefits paid	(1,167,798)	(1,073,273)
Benefit obligation at end of year	24,691,877	24,975,342

Change in plan assets:
Fair value of plan assets at beginning of year	19,833,900	18,427,757
Actual return on plan assets	(349,601)	1,654,416
Employer contributions	300,000	825,000
Benefits paid	(1,167,798)	(1,073,273)
Fair value of plan assets at end of year	18,616,501	19,833,900

Funded status	(6,075,376)	(5,141,442)
Unrecognized net actuarial loss	8,388,698	7,634,982
Net amount recognized as prepaid benefit cost	$2,313,322	$2,493,540

Components of net periodic benefit cost:
Service cost	$-	$-
Interest cost	890,263	1,045,055
Expected return on plan assets	(1,172,278)	(1,197,674)
Amortization of net (gain) loss	762,233	390,413
Net periodic benefit cost	$480,218	$237,794

Accumulated benefit obligation	$24,691,877	$24,975,342

Schedule of Assumptions Used [Table Text Block]
	December 31
	2015	2014
Discount rate	4.20%	3.75%
Expected return on plan assets	6.25%	6.50%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	December 31
	2015	2014

Pooled separate accounts	$18,029,051	$19,168,950
Company common stock - 31,000 shares	587,450	664,950

Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2015	2014
Fixed income pooled separate accounts	68%	67%
Equity pooled separate accounts	29%	30%
Company common stock	3%	3%

Schedule of Expected Benefit Payments [Table Text Block]
Pension Benefits

2016	$2,220,000
2017	1,350,000
2018	1,340,000
2019	1,390,000
2020	1,670,000
2021-2025	8,170,000

Defined Contributions Schedule [Table Text Block]
	December 31
	2015	2014

Old 401(k) Plan
Company common stock:
Shares held	276,590	294,467
Fair value	$5,241,377	$6,316,313

Retirement Plan
Mutual funds - fair value	$2,979,588	$2,119,209

	For the Year Ended December 31
	2015	2014

Old 401(k) Plan
Employer contributions	$-	$-
Dividends on Company stock	61,838	66,312

Retirement Plan
Employer contributions	$453,576	$466,926

Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]
	December 31
	2015	2014

Company common stock:
Shares held	27,350	21,020
Fair value	$518,292	$450,889
Mutual funds - fair value	80,666	140,770
Cash and cash equivalents	6,227	5,816
	For the Year Ended December 31
	2015	2014

Employer contributions	$50,263	$35,010
Dividends on Company stock	4,340	4,164